SUMMARY OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES Summary of Business and Significant Accounting Policies - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Begining balance	$ (27,117)	$ (11,435)	$ (11,435)	$ (25,273)
Amounts reclassified from Accumulated other comprehensive income to Cost of products sold			1,363	2,617
Pension liability adjustment			(17,045)	11,221
Other comprehensive (loss) income	0	0	(15,682)	13,838	$ 3,385
Ending balance	(27,000)		(27,117)	(11,435)	(25,273)
Losses on Derivative Financial Instruments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Begining balance	0	0	0	(335)
Amounts reclassified from Accumulated other comprehensive income to Cost of products sold			0	335
Other comprehensive (loss) income			0	335
Ending balance			0	0	(335)
Defined Benefit Pension Items
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Begining balance	$ (27,117)	$ (11,435)	(11,435)	(24,938)
Amounts reclassified from Accumulated other comprehensive income to Cost of products sold			1,363	2,282
Pension liability adjustment			(17,045)	11,221
Other comprehensive (loss) income			(15,682)	13,503
Ending balance			$ (27,117)	$ (11,435)	$ (24,938)